BORROWINGS - Long-term future principal repayments (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
BORROWINGS
2024	¥ 2,688,041
2025	2,601,083
2026	4,716,306
2027	1,989,428
2028	1,577,874
Thereafter	354,115
Total	¥ 13,926,847